Condensed Balance Sheet (Parenthetical) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
Stockholders' Deficiency:
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred stock, Issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, Issued	4,500,000	4,500,000	4,500,000
Common stock, outstanding	4,500,000	4,500,000	4,500,000